ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	6 Months Ended
Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF ACTIVITIES OF LOBO AND EACH SUBSIDIARIES

The consolidated financial statements reflect the activities of LOBO and each of the following entities:

			Percentage
	Date of	Place of	of effective
Name	Incorporation	incorporation	ownership	Principal Activities
Wholly owned subsidiaries
LOBO AI Technologies Ltd (LOBO BVI )	October, 2021	British Virgin Islands (the “BVI”)	100%	Holding company
LOBO Holdings Ltd (LOBO HK)	November, 2021	Hong Kong Administratrive Region of the People’s Republic of China (“HK”)	100%	Investment holding company
Jiangsu LOBO Electric Vehicle Co. Ltd (Jiangsu LOBO)	November, 2021	People’s Republic of China (“PRC”)	100%	Wholly foreign owned entity, a holding company
Beijing LOBO Intelligent Machine Co., Ltd (Beijing LOBO)	August, 2014	PRC	100%	Domestic sales and outsourcing special models of e-bicycle and UVT
Tianjin LOBO Intelligent Robot Co., Ltd (Tianjin LOBO)	October, 2021	PRC	100%	Production of electric bicycles, urban tricycles and elderly scooters
Guangzhou LOBO Intelligent Technologies Co. Ltd (Guangzhou LOBO)	May, 2019	PRC	100%	Software development for automotive electronics
Wuxi Jinbang Electric Vehicle Manufacture Co., Ltd (Wuxi Jinbang)	October, 2002	PRC	85%	Production of electric bicycles and electric moped
Tianjin Bibosch Intelligent Technologies Co., Ltd (Tianjin Bibosch)	March, 2022	PRC	100%	Foreign sales of e-bicycle and UVT